February 4, 1997





   VIA EDGAR SYSTEM

   Securities and Exchange Commission
   450 Fifth Street, N.W.
   Judiciary Plaza
   Washington, D.C.  20549

             Re:  Leuthold Funds, Inc.
                  File Nos. 33-96634 and 811-09094
                  Rule 497(j) Certification

   Ladies & Gentlemen:

             The undersigned officer of Leuthold Funds, Inc. (the "Company") does hereby certify pursuant to Rule 497(j) promulgated under the Securities Act of 1933, as amended:

             1. that the form of prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 promulgated under the Securities Act of 1933, as amended, would not have differed from that contained in Post-Effective Amendment No. 2 to Form N-1A Registration Statement filed by the Company on January 29, 1997, which is the most recent amendment to such registration statement; and

             2. that the text of Post-Effective Amendment No. 2 was filed with the Securities and Exchange Commission by direct transmittal through the EDGAR system on January 29, 1997.

                                 Very truly yours,

                                 LEUTHOLD FUNDS, INC.



                                 By:  /s/  Steven C. Leuthold
                                      Steven C. Leuthold
                                      President & Treasurer